Accounting Principles - Fair value measurement (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Foreign currency forwards contract
Financial liabilities	€ 109,998	€ 91,784
Financial assets carried at fair value through profit or loss
Foreign currency forwards contract
Financial liabilities	13,569
Level 3 | Financial liabilities carried at fair value through profit or loss
Foreign currency forwards contract
Financial liabilities		10,265
Level 3 | Financial liabilities carried at fair value through profit or loss | Long-term financial debt - derivatives
Foreign currency forwards contract
Financial liabilities	13,569	€ 10,265
Level 3 | Financial assets carried at fair value through profit or loss
Foreign currency forwards contract
Financial liabilities	€ 13,569